Note 9 - Stock Options and Warrants: Schedule of Issued and Outstanding Stock Options (Tables)	9 Months Ended
Sep. 30, 2015
Tables/Schedules
Schedule of Issued and Outstanding Stock Options
Year Granted	Number Outstanding and Exercisable	Exercise Price	Year of Expiration
2006	150,000	$ 1.00	2016
2009	50,000	$ 1.00	2019
Total	200,000